                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Domenic J. Ferrante
Title:   Managing Director
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Domenic J. Ferrante                  Boston, MA                 8/15/2005
-------------------------                ------------               -----------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2

Form 13F Information Table Entry Total:                92

Form 13F Information Table Value Total:        $3,728,425
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.       Form 13F File Number      Name
      ---       --------------------      ----
       1        28-06946                  Brookside Capital Partners Fund, L.P.
       2        28-06924                  Brookside Capital Investors, L.P.

                      Brookside Capital Partners Fund, L.P.
                    Form 13F Information Table as of 06/30/05

                                                                               Market                            Voting Authority
                                                                             Value Long  Invesment    Other    ---------------------
Description                         Title of Class    Cusip      PRN Amount    x1000     Discretion  Managers   Sole   Shares  None
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                             ORD               G0070K103   2,200,000      98,670     SOLE                 X
ACTUATE CORP                        COM               00508B102   1,417,300       2,650     SOLE                 X
ADVANCED DIGITAL INFORMATION        COM               007525108   2,349,900      17,859     SOLE                 X
ADVANCED MICRO DEVICES INC          COM               007903107   1,200,000      20,808     SOLE                 X
AMBAC FINL GROUP INC                COM               023139108     250,000      17,440     SOLE                 X
AMDOCS LTD                          ORD               G02602103   5,830,950     154,112     SOLE                 X
AMERICAN STD COS INC DEL            COM               029712106   1,504,200      63,056     SOLE                 X
AMYLIN PHARMACEUTICALS INC          COM               032346108     390,300       8,169     SOLE                 X
ASK JEEVES INC                      COM               045174109      99,982       3,019     SOLE                 X
ASPEN TECHNOLOGY INC                COM               045327103   1,763,100       9,168     SOLE                 X
AXIS CAPITAL HOLDINGS               SHS               G0692U109   1,150,000      32,545     SOLE                 X
BEARINGPOINT INC                    COM               074002106   1,279,800       9,381     SOLE                 X
BLOCKBUSTER INC                     CL B              093679207     100,000         858     SOLE                 X
BLOCKBUSTER INC                     CL A              093679108   3,900,000      35,568     SOLE                 X
CARMAX INC                          COM               143130102   3,279,200      87,391     SOLE                 X
CARNIVAL CORP                       PAIRED CTF        143658300   1,601,800      87,378     SOLE                 X
CELANESE CORP DEL                   COM SER A         150870103   3,685,700      58,566     SOLE                 X
CITIGROUP INC                       COM               172967101   1,600,000      73,968     SOLE                 X
CONOR MEDSYSTEMS INC                COM               208264101   1,309,000      20,093     SOLE                 X
CONSTELLATION ENERGY GROUP I        COM               210371100     559,000      32,249     SOLE                 X
CROWN HOLDINGS INC                  COM               228368106   3,117,800      44,366     SOLE                 X
CUMULUS MEDIA INC                   CL A              231082108     592,000       6,974     SOLE                 X
DIEBOLD INC                         COM               253651103   1,744,100      78,676     SOLE                 X
DOMINION RES INC VA NEW             COM               25746U109   1,472,700     108,081     SOLE                 X
DOMINOS PIZZA INC                   COM               25754A201   2,314,084      51,512     SOLE                 X
DURECT CORP                         COM               266605104   4,213,214      21,445     SOLE                 X
ELOYALTY CORP                       COM NEW           290151307     369,145       2,174     SOLE                 X
ENCYSIVE PHARMACEUTICALS INC        COM               29256X107   1,438,700      15,552     SOLE                 X
FEDERAL NATL MTG ASSN               COM               313586109     750,000      43,800     SOLE                 X
FEDERATED DEPT STORES INC DE        COM               31410H101   3,184,700     233,375     SOLE                 X
FINISH LINE INC                     CL A              317923100     908,750      17,194     SOLE                 X
FLEXTRONICS INTL LTD                ORD               Y2573F102   2,065,500      27,285     SOLE                 X
GOOGLE INC                          CL A              38259P508     231,500      68,096     SOLE                 X
GRUPO TELEVISA SA DE CV             SP ADR REP ORD    40049J206   1,026,300      63,723     SOLE                 X
GUIDANT CORP                        COM               401698105     500,000      33,650     SOLE                 X
HIBBETT SPORTING GOODS INC          COM               428565105     400,000      15,136     SOLE                 X
INCYTE CORP                         COM               45337C102     548,300       3,920     SOLE                 X
INSPIRE PHARMACEUTICALS INC         COM               457733103   3,038,959      25,588     SOLE                 X
KERYX BIOPHARMACEUTICALS INC        COM               492515101   1,274,400      16,822     SOLE                 X
KOHLS CORP                          COM               500255104   1,584,800      88,606     SOLE                 X
LENNOX INTL INC                     COM               526107107     493,300      10,443     SOLE                 X
LEXAR MEDIA INC                     COM               52886P104   5,251,850      25,787     SOLE                 X
LIGAND PHARMACEUTICALS INC          CL B              53220K207   1,791,100      12,448     SOLE                 X
MBIA INC                            COM               55262C100   2,000,000     118,620     SOLE                 X
MCAFEE INC                          COM               579064106   3,180,800      83,273     SOLE                 X
MCDATA CORP                         CL B              580031102   1,384,975       5,152     SOLE                 X
MCDATA CORP                         CL A              580031201   5,662,000      22,648     SOLE                 X
MERRILL LYNCH & CO INC              COM               590188108   2,250,000     123,773     SOLE                 X
MGI PHARMA INC                      COM               552880106   2,486,567      54,083     SOLE                 X
MGM MIRAGE                          COM               552953101   2,123,100      84,032     SOLE                 X
MICROSOFT CORP                      COM               594918104   4,285,450     106,451     SOLE                 X
MICROSTRATEGY INC                   CL A NEW          594972408     446,400      23,677     SOLE                 X
MINDSPEED TECHNOLOGIES INC          COM               602682106   5,156,800       6,291     SOLE                 X
NEW SKIES SATELLITES HLDGS          SHS               G64865101     550,000      10,918     SOLE                 X
NEWS CORP                           CL A              65248E104   9,596,220     155,267     SOLE                 X
NIKE INC                            CL B              654106103       1,000          87     SOLE                 X
NOKIA CORP                          SPONSORED ADR     654902204   3,294,900      54,827     SOLE                 X
NOVARTIS A G                        SPONSORED ADR     66987V109     335,900      15,935     SOLE                 X
OFFICE DEPOT INC                    COM               676220106   1,318,800      30,121     SOLE                 X
OSI PHARMACEUTICALS INC             COM               671040103     241,000       9,850     SOLE                 X
OWENS ILL INC                       COM NEW           690768403   3,742,400      93,747     SOLE                 X
PENWEST PHARMACEUTICALS CO          COM               709754105   1,100,000      13,002     SOLE                 X
PHELPS DODGE CORP                   COM               717265102     812,400      75,147     SOLE                 X
PMI GROUP INC                       COM               69344M101     375,000      14,618     SOLE                 X
PORTAL SOFTWARE INC                 COM NEW           736126301     436,500         873     SOLE                 X
POSCO                               SPONSORED ADR     693483109     442,900      19,474     SOLE                 X
PPL CORP                            COM               69351T106      25,500       1,514     SOLE                 X
QLOGIC CORP                         COM               747277101   1,296,600      40,026     SOLE                 X
RADIAN GROUP INC                    COM               750236101     400,000      18,888     SOLE                 X
RADIO ONE INC                       CL D NON VTG      75040P405     553,000       7,062     SOLE                 X
SAP AKTIENGESELLSCHAFT              SPONSORED ADR     803054204   2,367,020     102,492     SOLE                 X
SEPRACOR INC                        COM               817315104   1,231,146      73,881     SOLE                 X
SHOPPING COM LTD                    SHS               M8405Q102      62,139       1,296     SOLE                 X
SIRVA INC                           COM               82967Y104   2,547,500      21,679     SOLE                 X
STEEL DYNAMICS INC                  COM               858119100     776,900      20,394     SOLE                 X
STRATEGIC HOTEL CAP INC             COM               86272T106     123,016       2,214     SOLE                 X
SUPPORTSOFT INC                     COM               868587106   1,058,400       5,493     SOLE                 X
SYMANTEC CORP                       COM               871503108   2,123,800      46,171     SOLE                 X
TARO PHARMACEUTICAL INDS LTD        ORD               M8737E108   1,910,810      55,547     SOLE                 X
TECHNOLOGY SOLUTIONS CO             COM               87872T108   2,707,200       1,462     SOLE                 X
TEKELEC                             COM               879101103     559,000       9,391     SOLE                 X
TELEWEST GLOBAL INC                 COM               87956T107   2,093,000      47,679     SOLE                 X
TESSERA TECHNOLOGIES INC            COM               88164L100     448,600      14,988     SOLE                 X
TIME WARNER INC                     COM               887317105   1,292,300      21,594     SOLE                 X
TREX INC                            COM               89531P105     335,600       8,625     SOLE                 X
TXU CORP                            COM               873168108     674,600      56,053     SOLE                 X
TYCO INTL LTD NEW                   COM               902124106   2,052,500      59,933     SOLE                 X
VERITAS SOFTWARE CO                 COM               923436109   1,539,400      37,561     SOLE                 X
VERTEX PHARMACEUTICALS INC          COM               92532F100     325,000       5,476     SOLE                 X
VIACOM INC                          CL B              925524308   1,183,600      37,899     SOLE                 X
WARNER MUSIC GROUP CORP             COM               934550104   1,654,041      26,795     SOLE                 X
WESTWOOD ONE INC                    COM               961815107   1,705,500      34,843     SOLE                 X